Employee Benefit Plan	12 Months Ended
Dec. 31, 2024
Defined Contribution Plan [Abstract]
Employee Benefit Plan
15. EMPLOYEE BENEFIT PLAN
The Company has a 401(k) retirement plan (the “Plan”) that covers eligible U.S. employees. Eligible employees may elect to contribute up to the maximum limits, as set by the Internal Revenue Service, of their eligible compensation. The Company’s funding policy is to contribute 3% (“Nonelective Contribution”) of employees’ eligible pay to the Plan. As defined by the Plan, highly compensated employees are not eligible to receive the Nonelective Contribution. The Company contributed $0.2 million to the Plan in each of the years ended December 31, 2024 and 2023.